Business combinations - Disclosure of Details of the purchase consideration, the net assets acquired and goodwill (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Financial assets at fair value through other comprehensive income	¥ 1,156,095	¥ 0	¥ 0
PAO Bank [Member]
Disclosure of detailed information about business combination [line items]
Cash paid	845,998
Cash at bank	366,527
Financial assets at fair value through other comprehensive income	432,773
Accounts and other receivables and contract assets	5,796
Loans to customers	2,120,280
Property and equipment	2,535
Intangible assets	143,729
Right-of-use assets	5,494
Other assets	1,414
Customer deposits	(2,410,836)
Accounts and other payables and contract liabilities	(53,309)
Other liabilities	(11,980)
Lease liabilities	(8,781)
Net deferred tax liability	(6,236)
Net identifiable assets acquired	587,406
Goodwill	258,592
Purchase consideration transferred	845,998
Heilongjiang Microfinance [Member]
Disclosure of detailed information about business combination [line items]
Cash paid	70,000
Cash at bank	41,419
Accounts and other receivables and contract assets	13
Intangible assets	28,306
Other liabilities	262
Net identifiable assets acquired	70,000
Purchase consideration transferred	¥ 70,000